SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 3 Post Office Square #700
         Boston  MA  02109-3905

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       July 16, 2009

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $53,210

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      232  3864.00 SH       SOLE                  3864.00
ABBOTT LABORATORIES            COM              002824100      850 18060.00 SH       SOLE                 18060.00
ALCOA INC.                     COM              013817101      209 20200.00 SH       SOLE                 20200.00
ALLIED CAPITAL CORP            COM              01903Q108       36 10300.00 SH       SOLE                 10300.00
ALLION HEALTHCARE INC          COM              019615103      595 100000.00SH       SOLE                100000.00
ALLOY INC.                     COM              019855303      176 33205.00 SH       SOLE                 33205.00
AMDOCS LTD                     COM              G02602103     1132 52758.00 SH       SOLE                 52758.00
AMGEN, INC.                    COM              031162100      418  7900.00 SH       SOLE                  7900.00
AT&T INC                       COM              00206R102     6220 250387.00SH       SOLE                250387.00
BANK OF AMERICA CORP           COM              060505104      243 18408.00 SH       SOLE                 18408.00
BP PLC-SPONS ADR               COM              055622104      429  9000.00 SH       SOLE                  9000.00
CAREGUIDE INC.                 COM              14171a200        2 167000.00SH       SOLE                167000.00
CARLISLE COMPANIES             COM              142339100     7005 291386.09SH       SOLE                291386.09
CENTENNIAL COMM CORP A         COM              15133v208       86 10233.00 SH       SOLE                 10233.00
CISCO SYSTEMS                  COM              17275R102      374 20065.00 SH       SOLE                 20065.00
COCA COLA COMPANY              COM              191216100      290  6050.00 SH       SOLE                  6050.00
CONOCOPHILLIPS                 COM              20825c104     1770 42081.00 SH       SOLE                 42081.00
CVS CAREMARK CORP.             COM              126650100      693 21760.00 SH       SOLE                 21760.00
DELIA*S INC                    COM              246911101       90 37607.00 SH       SOLE                 37607.00
EMC CORP MASS                  COM              268648102     1003 76575.00 SH       SOLE                 76575.00
EXXON MOBIL CORP               COM              30231g102     2580 36898.00 SH       SOLE                 36898.00
FIRST BANCORP INC.             COM              31866p102      788 40473.00 SH       SOLE                 40473.00
GENERAL ELECTRIC               COM              369604103     2589 220899.00SH       SOLE                220899.00
GENERAL MILLS INC              COM              370334104      331  5900.00 SH       SOLE                  5900.00
GENZYME CORP GENERAL DIVISION  COM              372917104      291  5233.00 SH       SOLE                  5233.00
GOLDMAN SACHS                  COM              38141g104      242  1639.00 SH       SOLE                  1639.00
GRAFTECH INTERNATIONAL LTD     COM              384313102      170 15000.00 SH       SOLE                 15000.00
IDEARC INC                     COM              451663108        0 10000.00 SH       SOLE                 10000.00
INDEPENDENT BANK CORP MA       COM              453836108     1059 53755.01 SH       SOLE                 53755.01
INTEL CORP                     COM              458140100      722 43639.00 SH       SOLE                 43639.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1108 10614.00 SH       SOLE                 10614.00
ISHARES TR S & P 100 INDEX FD  COM              464287101      334  7763.00 SH       SOLE                  7763.00
JOHNSON & JOHNSON              COM              478160104     4104 72258.00 SH       SOLE                 72258.00
LAKELAND BANCORP INC           COM              511637100      331 36835.00 SH       SOLE                 36835.00
MERCK & COMPANY                COM              589331107     1259 45011.00 SH       SOLE                 45011.00
MICROSOFT                      COM              594918104     2059 86631.00 SH       SOLE                 86631.00
PEPSICO                        COM              713448108     1444 26270.00 SH       SOLE                 26270.00
PFIZER                         COM              717081103     3448 229854.00SH       SOLE                229854.00
PHILIP MORRIS INTERNATIONAL    COM              718172109      224  5125.00 SH       SOLE                  5125.00
PNC BANK                       COM              693475105      233  6000.00 SH       SOLE                  6000.00
PROCTER & GAMBLE               COM              742718109     1184 23169.00 SH       SOLE                 23169.00
SOUTHERN CO COM                COM              842587107      284  9118.00 SH       SOLE                  9118.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      404  4390.00 SH       SOLE                  4390.00
UNITED TECHNOLOGIES CORP       COM              913017109      223  4292.00 SH       SOLE                  4292.00
US BANCORP                     COM              902973304      279 15562.00 SH       SOLE                 15562.00
VALLEY NATIONAL BANCORP        COM              919794107      246 21000.00 SH       SOLE                 21000.00
VERIZON COMMUNICATIONS         COM              92343v104     4585 149195.00SH       SOLE                149195.00
WYETH                          COM              983024100      574 12650.00 SH       SOLE                 12650.00
VANGUARD INDEX EXTENDED MARKET                  922908207      266 10149.6560SH      SOLE               10149.6560